Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory

	As at December 31,
	2012	2013	2013
	RMB	RMB	US$
Medicine	6,385	12,255	2,024
Medical supplies	2,011	7,190	1,188
Low-value consumables	285	272	45

	8,681	19,717	3,257